UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22781

Goldman Sachs Trust II

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Item 1.	Schedule of Investments.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 82.7%
Australia – 0.7%
74,200	Ainsworth Game Technology Ltd. (Hotels, Restaurants & Leisure)	$ 162,466
46,000	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	287,742
109,500	Asaleo Care Ltd. (Personal Products)	136,505
22,570	CSL Ltd. (Biotechnology)	1,630,505
2,000	Flight Centre Travel Group Ltd. (Hotels, Restaurants & Leisure)	51,954
77,800	Pact Group Holdings Ltd. (Containers & Packaging)	256,476
110,300	Spotless Group Holdings Ltd. (Commercial Services & Supplies)	157,433

		2,683,081

Belgium – 0.1%
5,267	KBC Groep NV (Commercial Banks)	367,270
5,300	Ontex Group NV (Personal Products)	160,987

		528,257

Bermuda – 0.9%
2,509	Assured Guaranty Ltd. (Insurance)	61,370
42,886	Axis Capital Holdings Ltd. (Insurance)	2,468,518
3,498	Essent Group Ltd.* (Thrifts & Mortgage Finance)	102,386
4,639	Everest Re Group Ltd. (Insurance)	849,494

		3,481,768

Brazil – 0.4%
27,701	Ambev SA ADR (Beverages)	157,342
52,400	Cielo SA (IT Services)	669,242
10,345	Embraer SA ADR (Aerospace & Defense)	288,108
15,600	JSL SA (Road & Rail)	47,065
25,092	Petroleo Brasileiro SA ADR* (Oil, Gas & Consumable Fuels)	170,626
15,700	Ultrapar Participacoes SA (Oil, Gas & Consumable Fuels)	322,212

		1,654,595

Cambodia – 0.0%
138,000	NagaCorp Ltd. (Hotels, Restaurants & Leisure)	112,413

Canada – 2.0%
44,200	Algonquin Power & Utilities Corp. (Independent Power Producers & Energy Traders)	323,765

Shares	Description	Value
Common Stocks – (continued)
Canada – (continued)
16,000	ATS Automation Tooling Systems, Inc.* (Machinery)	$ 197,576
36,200	Baytex Energy Corp. (Oil, Gas & Consumable Fuels)	311,666
19,629	Canadian Pacific Railway Ltd. (Road & Rail)	3,157,325
87,400	Capstone Mining Corp.* (Metals & Mining)	61,481
3,200	CCL Industries, Inc. Class B (Containers & Packaging)	447,684
3,400	Constellation Software, Inc. (Software)	1,511,770
20,000	Element Financial Corp.* (Diversified Financial Services)	303,093
24,900	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	921,291
1,900	MacDonald Dettwiler & Associates Ltd. (Aerospace & Defense)	112,648
12,255	Ritchie Bros. Auctioneers, Inc. (Commercial Services & Supplies)	331,130
82,500	Surge Energy, Inc. (Oil, Gas & Consumable Fuels)	149,501
37,600	Whitecap Resources, Inc. (Oil, Gas & Consumable Fuels)	327,744

		8,156,674

China – 2.8%
4,888	Alibaba Group Holding Ltd. ADR* (Internet Software & Services)	382,926
16,138	Baidu, Inc. ADR* (Internet Software & Services)	2,786,387
364,000	Brilliance China Automotive Holdings Ltd. (Automobiles)	482,168
443,000	China Construction Bank Corp. Class H (Commercial Banks)	361,384
113,600	China Pacific Insurance Group Co. Ltd. Class H (Insurance)	476,211
264,500	CITIC Securities Co. Ltd. Class H (Capital Markets)	722,932
7,529	Ctrip.com International Ltd. ADR* (Internet & Catalog Retail)	538,926
33,000	Hengan International Group Co. Ltd. (Personal Products)	368,852
523,000	Industrial and Commercial Bank of China Ltd. Class H (Commercial Banks)	359,295
164,000	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	943,748
138,800	Sands China Ltd. (Hotels, Restaurants & Leisure)	612,562
173,700	Tencent Holdings Ltd. (Internet Software & Services)	3,236,141

		11,271,532

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Denmark – 2.1%
1,900	ALK-Abello A/S (Pharmaceuticals)	$ 232,034
49,345	Chr Hansen Holding A/S (Chemicals)	2,726,723
15,550	Coloplast A/S Class B (Health Care Equipment & Supplies)	1,122,041
41,220	Novo Nordisk A/S ADR (Pharmaceuticals)	2,430,331
35,490	Novozymes A/S (Chemicals)	1,855,116

		8,366,245

Finland – 0.1%
13,900	Cramo OYJ (Trading Companies & Distributors)	280,852

France – 3.4%
5,200	Alten SA (IT Services)	262,055
66,200	Altran Technologies SA (IT Services)	781,570
11,742	AXA SA (Insurance)	309,496
19,673	BNP Paribas SA (Commercial Banks)	1,279,675
12,500	Elior(a) (Commercial Services & Supplies)	245,644
71,059	Engie (Multi-Utilities)	1,362,733
600	Eurofins Scientific SE (Life Sciences Tools & Services)	196,742
15,400	Havas SA (Media)	132,429
4,200	IPSOS (Media)	105,307
21,345	Legrand SA (Electrical Equipment)	1,313,082
8,500	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	1,590,001
2,600	Saft Groupe SA (Electrical Equipment)	106,042
14,503	Sanofi (Pharmaceuticals)	1,563,295
18,585	Schneider Electric SE (Electrical Equipment)	1,296,456
4,900	Sopra Steria Group (IT Services)	468,141
16,430	Technip SA (Energy Equipment & Services)	933,599
29,015	TOTAL SA (Oil, Gas & Consumable Fuels)	1,431,686

		13,377,953

Germany – 1.9%
6,776	Bayer AG (Pharmaceuticals)	1,000,656
3,949	Daimler AG (Automobiles)	353,261
1,100	Duerr AG (Machinery)	90,546
4,300	Gerresheimer AG (Life Sciences Tools & Services)	316,423
8,800	KION Group AG* (Machinery)	403,254
6,999	Linde AG (Chemicals)	1,320,947
2,900	MorphoSys AG* (Life Sciences Tools & Services)	234,315
8,200	ProSiebenSat.1 Media SE (Media)	419,211
12,111	SAP SE (Software)	870,091
36,569	SAP SE ADR (Software)	2,620,900

		7,629,604

Shares	Description	Value
Common Stocks – (continued)
Greece* – 0.0%
5,346	Diana Shipping, Inc. (Marine)	$ 40,362

Hong Kong – 1.9%
152,000	China Merchants Holdings International Co. Ltd. (Transportation Infrastructure)	555,620
190,500	China Mobile Ltd. (Wireless Telecommunication Services)	2,493,799
37,437	China Mobile Ltd. ADR (Wireless Telecommunication Services)	2,433,405
741,000	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	909,309
276,000	Dawnrays Pharmaceutical Holdings Ltd. (Pharmaceuticals)	267,035
910,000	Emperor Watch & Jewellery Ltd. (Specialty Retail)	33,400
348,000	Hutchison Telecommunications Hong Kong Holdings Ltd. (Diversified Telecommunication Services)	152,587
668,000	Lenovo Group Ltd. (Computers & Peripherals)	724,004

		7,569,159

India – 1.3%
66,279	Cipla Ltd. GDR (Pharmaceuticals)	734,515
19,433	Dr. Reddy’s Laboratories Ltd. ADR (Pharmaceuticals)	1,250,513
20,617	HDFC Bank Ltd. ADR (Commercial Banks)	1,287,944
67,799	Infosys Ltd. ADR (IT Services)	1,146,481
93,511	Tata Global Beverages Ltd. GDR (Food Products)	196,027
18,568	Tata Motors Ltd. ADR (Automobiles)	550,727

		5,166,207

Indonesia – 0.3%
628,000	Bank Mandiri Persero Tbk PT (Commercial Banks)	440,902
154,700	Bank Negara Indonesia Persero Tbk PT (Commercial Banks)	54,372
679,200	Bank Rakyat Indonesia Persero Tbk PT (Commercial Banks)	501,774
76,400	Semen Indonesia Persero Tbk PT (Construction Materials)	57,004
1,669,000	Telekomunikasi Indonesia Persero Tbk PT (Diversified Telecommunication Services)	362,209

		1,416,261

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Ireland – 0.7%
2,101	Global Indemnity PLC* (Insurance)	$ 58,093
24,787	ICON PLC* (Life Sciences Tools & Services)	2,002,790
10,500	Kingspan Group PLC (Building Products)	264,464
4,200	Ryanair Holdings PLC ADR (Airlines)	311,262
7,300	Smurfit Kappa Group PLC (Containers & Packaging)	219,531

		2,856,140

Israel* – 0.1%
6,610	Check Point Software Technologies Ltd. (Software)	533,890

Italy – 0.9%
27,300	Astaldi SpA (Construction & Engineering)	262,742
20,500	Azimut Holding SpA (Capital Markets)	512,040
5,000	Banca Generali SpA (Capital Markets)	164,386
46,000	Banca Popolare dell’Emilia Romagna SC (Commercial Banks)	404,950
18,700	Banco Popolare SC* (Commercial Banks)	323,773
11,400	Buzzi Unicem SpA (Construction Materials)	194,615
308,800	Credito Valtellinese SC* (Commercial Banks)	440,187
141,400	Hera SpA (Multi-Utilities)	356,668
75,136	Infrastrutture Wireless Italiane SpA*(a) (Diversified Telecommunication Services)	360,769
26,700	Mediolanum SpA (Insurance)	213,753
50,600	RAI Way SpA(a) (Media)	262,853

		3,496,736

Japan – 5.7%
10,000	Aida Engineering Ltd. (Machinery)	95,742
16,000	Air Water, Inc. (Chemicals)	277,554
9,300	Asahi Holdings, Inc. (Metals & Mining)	140,699
2,200	ASKUL Corp. (Internet & Catalog Retail)	80,031
4,500	Century Tokyo Leasing Corp. (Diversified Financial Services)	152,659
4,200	CyberAgent, Inc. (Media)	180,644
33,200	Daicel Corp. (Chemicals)	449,996
22,400	Daifuku Co. Ltd. (Machinery)	323,635
12,400	Doutor Nichires Holdings Co. Ltd. (Hotels, Restaurants & Leisure)	199,470
13,000	DTS Corp. (IT Services)	290,306
15,200	East Japan Railway Co. (Road & Rail)	1,499,439
8,000	FANUC Corp. (Machinery)	1,334,291
20,500	GMO internet, Inc. (Internet Software & Services)	342,191

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
17,000	Hakuhodo DY Holdings, Inc. (Media)	$ 189,943
255,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	1,652,090
9,100	Horiba Ltd. (Electronic Equipment, Instruments & Components)	343,890
5,500	IBJ Leasing Co. Ltd. (Diversified Financial Services)	129,328
67	Japan Logistics Fund, Inc. (Real Estate Investment Trusts)	126,276
17,000	JGC Corp. (Construction & Engineering)	290,328
2,100	Kanamoto Co. Ltd. (Trading Companies & Distributors)	50,943
9,000	Kansai Paint Co. Ltd. (Chemicals)	146,496
72,800	KDDI Corp. (Wireless Telecommunication Services)	1,848,105
13,600	Komatsu Ltd. (Machinery)	251,314
28,500	Leopalace21 Corp.* (Real Estate Management & Development)	155,848
3,400	Meitec Corp. (Professional Services)	134,173
26,400	MISUMI Group, Inc. (Trading Companies & Distributors)	325,982
17,000	Nachi-Fujikoshi Corp. (Machinery)	84,820
23,000	Nichias Corp. (Building Products)	134,831
7,300	Nifco, Inc. (Auto Components)	315,411
74,000	Nikon Corp. (Household Durables)	880,207
5,000	Nippo Corp. (Construction & Engineering)	87,953
11,000	Nippon Shokubai Co. Ltd. (Chemicals)	162,455
5,900	Nishio Rent All Co. Ltd. (Trading Companies & Distributors)	151,056
2,500	OBIC Business Consultants Ltd. (Software)	109,474
9,600	Obic Co. Ltd. (IT Services)	455,473
2,500	Sawai Pharmaceutical Co. Ltd. (Pharmaceuticals)	153,025
12,200	SCSK Corp. (IT Services)	436,564
11,400	Shin-Etsu Chemical Co. Ltd. (Chemicals)	681,720
22,800	Skylark Co. Ltd. (Hotels, Restaurants & Leisure)	329,802
5,900	St Marc Holdings Co. Ltd. (Hotels, Restaurants & Leisure)	205,352
21,000	Sumitomo Mitsui Financial Group, Inc. (Commercial Banks)	946,974
6,800	Sundrug Co. Ltd. (Food & Staples Retailing)	396,063
5,500	Suruga Bank Ltd. (Commercial Banks)	118,102

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
34,900	Sysmex Corp. (Health Care Equipment & Supplies)	$ 2,258,388
11,500	Temp Holdings Co. Ltd. (Professional Services)	475,011
4,000	Tokai Rika Co. Ltd. (Auto Components)	100,504
4,300	Tokyo Ohka Kogyo Co. Ltd. (Chemicals)	117,698
19,800	Toyota Motor Corp. (Automobiles)	1,318,477
7,100	TS Tech Co. Ltd. (Auto Components)	200,229
48,200	Unicharm Corp. (Household Products)	1,157,162
7,700	Zenkoku Hosho Co. Ltd. (Diversified Financial Services)	280,686

		22,568,810

Malaysia – 0.2%
184,000	CIMB Group Holdings Bhd (Commercial Banks)	258,725
130,700	Genting Bhd (Hotels, Restaurants & Leisure)	277,940
73,600	Malayan Banking Bhd (Commercial Banks)	176,936

		713,601

Mexico – 0.9%
638,200	Cemex SAB de CV* (Construction Materials)	543,832
29,300	Fomento Economico Mexicano SAB de CV (Beverages)	265,678
13,000	Grupo Aeroportuario del Sureste SAB de CV Class B (Transportation Infrastructure)	194,550
98,100	Grupo Bimbo SAB de CV Series A* (Food Products)	263,203
153,300	Grupo Financiero Santander Mexico SAB de CV Class B (Commercial Banks)	272,586
17,057	Grupo Televisa SAB ADR (Media)	594,607
563,910	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	1,369,833

		3,504,289

Monaco – 0.1%
26,000	Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	279,240

Netherlands – 3.0%
8,700	Aalberts Industries NV (Machinery)	272,891
30,302	Akzo Nobel NV (Chemicals)	2,168,261
20,345	ASML Holding NV (Semiconductors & Semiconductor Equipment)	2,017,614
11,195	Core Laboratories NV (Energy Equipment & Services)	1,227,308

Shares	Description	Value
Common Stocks – (continued)
Netherlands – (continued)
97,814	PostNL NV* (Air Freight & Logistics)	$ 418,777
113,285	RELX NV (Media)	1,885,408
36,285	Sensata Technologies Holding NV* (Electrical Equipment)	1,862,146
22,668	Unilever NV (Personal Products)	1,015,877
25,000	USG People NV (Professional Services)	381,662
39,835	Yandex NV Class A* (Internet Software & Services)	554,105

		11,804,049

New Zealand – 0.1%
86,100	Sky City Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	251,086

Norway – 0.0%
13,000	SpareBank 1 SMN (Commercial Banks)	100,643

Peru – 0.1%
3,004	Credicorp Ltd. (Commercial Banks)	396,228

Philippines – 0.2%
187,380	Metropolitan Bank & Trust Co. (Commercial Banks)	361,742
17,990	SM Investments Corp. (Industrial Conglomerates)	351,342

		713,084

Poland – 0.1%
3,569	Bank Pekao SA (Commercial Banks)	150,568
18,079	Powszechna Kasa Oszczednosci Bank Polski SA (Commercial Banks)	139,983

		290,551

Portugal – 0.1%
72,100	Mota-Engil SGPS SA (Construction & Engineering)	191,502
13,700	NOS SGPS SA (Media)	115,930

		307,432

Russia – 0.1%
8,862	Magnit PJSC GDR (Food & Staples Retailing)	479,893

South Africa – 0.4%
15,945	Aspen Pharmacare Holdings Ltd.* (Pharmaceuticals)	466,913
49,372	Mediclinic International Ltd. (Health Care Providers & Services)	439,279
58,210	Shoprite Holdings Ltd. (Food & Staples Retailing)	772,451

		1,678,643

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Korea – 1.7%
2,161	Hyundai Heavy Industries Co. Ltd.* (Machinery)	$ 179,247
3,024	Hyundai Motor Co. (Automobiles)	385,228
13,660	Industrial Bank of Korea (Commercial Banks)	161,658
12,920	KB Financial Group, Inc. ADR (Commercial Banks)	406,851
3,041	KT&G Corp. (Tobacco)	285,869
1,821	LG Chem Ltd. (Chemicals)	389,337
1,482	NAVER Corp. (Internet Software & Services)	662,871
1,768	Samsung Electronics Co. Ltd. GDR (Computers & Peripherals)	896,376
7,029	Samsung Life Insurance Co. Ltd. (Insurance)	642,562
11,414	Shinhan Financial Group Co. Ltd. ADR (Commercial Banks)	409,991
14,023	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	442,852
2,091	SK Innovation Co. Ltd.* (Oil, Gas & Consumable Fuels)	178,559
65,100	SK Telecom Co. Ltd. ADR (Wireless Telecommunication Services)	1,561,749

		6,603,150

Spain – 1.2%
82,300	Abengoa SA (Construction & Engineering)	184,544
190,215	CaixaBank SA (Commercial Banks)	848,867
9,500	Fomento de Construcciones y Contratas SA* (Construction & Engineering)	98,021
38,715	Industria de Diseno Textil SA (Specialty Retail)	1,327,462
93,407	International Consolidated Airlines Group SA* (Airlines)	777,935
430,300	Liberbank SA* (Commercial Banks)	299,825
11,400	Mediaset Espana Comunicacion SA (Media)	143,318
27,700	Melia Hotels International SA (Hotels, Restaurants & Leisure)	398,826
52,800	Merlin Properties Socimi SA* (Real Estate Investment Trusts)	578,659
4,663	Tecnicas Reunidas SA (Energy Equipment & Services)	237,436

		4,894,893

Sweden – 0.5%
14,700	BillerudKorsnas AB (Containers & Packaging)	225,817
2,000	Modern Times Group MTG AB (Media)	56,748
54,980	Svenska Cellulosa AB SCA Class B (Household Products)	1,564,425

		1,846,990

Shares	Description	Value
Common Stocks – (continued)
Switzerland – 5.4%
19,400	ACE Ltd. (Insurance)	$ 2,110,138
15,697	Aryzta AG* (Food Products)	796,429
8,392	Cie Financiere Richemont SA (Textiles, Apparel & Luxury Goods)	724,342
31,713	Clariant AG* (Chemicals)	632,617
16,845	Credit Suisse Group AG* (Capital Markets)	496,941
5,900	EFG International AG* (Capital Markets)	68,690
7,400	Gategroup Holding AG* (Commercial Services & Supplies)	273,418
167	Givaudan SA* (Chemicals)	310,645
600	Kuoni Reisen Holding AG* (Hotels, Restaurants & Leisure)	166,563
30,500	Nestle SA (Food Products)	2,307,327
14,122	Novartis AG (Pharmaceuticals)	1,465,357
24,705	Novartis AG ADR (Pharmaceuticals)	2,563,144
3,989	Roche Holding AG (Pharmaceuticals)	1,152,512
750	SGS SA (Professional Services)	1,430,676
34,232	Swiss Re AG (Insurance)	3,079,408
9,100	Temenos Group AG* (Software)	333,565
1,950	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	839,803
73,024	UBS Group AG (Capital Markets)	1,678,901
3,980	Zurich Insurance Group AG* (Insurance)	1,211,948

		21,642,424

Taiwan – 1.2%
71,291	Advanced Semiconductor Engineering, Inc. ADR (Semiconductors & Semiconductor Equipment)	399,229
91,488	Hon Hai Precision Industry Co. Ltd. GDR (Electronic Equipment, Instruments & Components)	564,481
176,733	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	3,907,567

		4,871,277

Thailand – 0.2%
45,297	Advanced Info Service PCL ADR (Wireless Telecommunication Services)	317,532
15,768	Bangkok Bank PCL ADR (Banks)	364,398

		681,930

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Turkey – 0.1%
164,164	Turkiye Garanti Bankasi A/S (Commercial Banks)	$ 484,226

United Kingdom – 7.4%
9,000	Abengoa Yield PLC (Independent Power Producers & Energy Traders)	228,420
484,501	Aberdeen Asset Management PLC (Capital Markets)	2,751,692
35,480	ARM Holdings PLC ADR (Semiconductors & Semiconductor Equipment)	1,668,979
39,100	Ashtead Group PLC (Trading Companies & Distributors)	599,582
183,660	Aviva PLC (Insurance)	1,493,373
17,500	Babcock International Group PLC (Commercial Services & Supplies)	270,743
163,671	Balfour Beatty PLC (Construction & Engineering)	601,629
332,315	Barclays PLC (Commercial Banks)	1,498,622
20,800	Bovis Homes Group PLC (Household Durables)	370,534
31,882	British American Tobacco PLC (Tobacco)	1,893,027
60,035	Compass Group PLC (Hotels, Restaurants & Leisure)	960,298
24,600	Domino’s Pizza Group PLC (Hotels, Restaurants & Leisure)	344,789
87,430	Experian PLC (Professional Services)	1,639,193
77,260	GlaxoSmithKline PLC (Pharmaceuticals)	1,679,243
24,000	Halma PLC (Electronic Equipment, Instruments & Components)	283,397
164,300	Hays PLC (Professional Services)	427,132
162,000	HSBC Holdings PLC (Commercial Banks)	1,458,911
19,900	Inchcape PLC (Distributors)	249,226
65,342	Intermediate Capital Group PLC (Capital Markets)	593,947
18,700	Just Eat PLC* (Internet Software & Services)	127,193
111,600	Ladbrokes PLC (Hotels, Restaurants & Leisure)	198,276
13,400	Lancashire Holdings Ltd. (Insurance)	134,806
40,200	Lavendon Group PLC (Trading Companies & Distributors)	114,414
924,117	Lloyds Banking Group PLC (Commercial Banks)	1,203,394
78,950	Michael Page International PLC (Professional Services)	674,906
13,600	Micro Focus International PLC (Software)	296,913
45,400	Playtech PLC (Software)	641,850

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
87,000	Premier Oil PLC* (Oil, Gas & Consumable Fuels)	$ 181,367
22,910	Reckitt Benckiser Group PLC (Household Products)	2,197,028
17,400	Savills PLC (Real Estate Management & Development)	265,871
34,535	SIG PLC (Trading Companies & Distributors)	112,589
65,805	SSE PLC (Electric Utilities)	1,556,881
19,200	SThree PLC (Professional Services)	116,703
55,000	Stock Spirits Group PLC (Beverages)	167,702
80,300	Taylor Wimpey PLC (Household Durables)	243,377
23,200	The Paragon Group Cos. PLC (Thrifts & Mortgage Finance)	148,143
17,500	The Restaurant Group PLC (Hotels, Restaurants & Leisure)	184,170
186,400	Thomas Cook Group PLC* (Hotels, Restaurants & Leisure)	348,411
26,700	Vesuvius PLC (Machinery)	170,297
329,776	Vodafone Group PLC (Wireless Telecommunication Services)	1,249,190
32,200	William Hill PLC (Hotels, Restaurants & Leisure)	203,441

		29,549,659

United States – 34.4%
4,821	Abercrombie & Fitch Co. Class A (Specialty Retail)	96,854
3,186	ABM Industries, Inc. (Commercial Services & Supplies)	105,011
2,621	Actuant Corp. Class A (Machinery)	60,440
15,590	Advance Auto Parts, Inc. (Specialty Retail)	2,715,934
4,374	Aegion Corp.* (Construction & Engineering)	86,474
18,267	Aetna, Inc. (Health Care Providers & Services)	2,063,623
16,347	Aflac, Inc. (Insurance)	1,047,025
4,780	Air Methods Corp.* (Health Care Providers & Services)	188,284
6,366	Allergan PLC* (Pharmaceuticals)	2,108,101
8,135	American Campus Communities, Inc. (Real Estate Investment Trusts)	303,598
1,821	American Capital Mortgage Investment Corp. (Real Estate Investment Trusts)	29,391
8,576	American Eagle Outfitters, Inc. (Specialty Retail)	152,224
41,090	American International Group, Inc. (Insurance)	2,634,691
4,444	American Residential Properties, Inc. (Real Estate Investment Trusts)	82,214

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
5,545	AMERISAFE, Inc. (Insurance)	$ 277,527
1,602	Amsurg Corp.* (Health Care Providers & Services)	114,927
2,875	Analogic Corp. (Health Care Equipment & Supplies)	231,581
970	Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	64,224
4,755	Anthem, Inc. (Health Care Providers & Services)	733,554
7,935	Anworth Mortgage Asset Corp. (Real Estate Investment Trusts)	39,675
23,439	Apache Corp. (Oil, Gas & Consumable Fuels)	1,074,913
26,507	Apple, Inc. (Computers & Peripherals)	3,215,299
6,684	Ares Commercial Real Estate Corp. (Real Estate Investment Trusts)	83,216
10,319	Ascena Retail Group, Inc.* (Specialty Retail)	129,194
7,575	Aspen Technology, Inc.* (Software)	336,178
22,679	Baker Hughes, Inc. (Energy Equipment & Services)	1,318,784
3,965	Balchem Corp. (Chemicals)	224,697
31,179	Baxalta, Inc.* (Biotechnology)	1,023,607
31,179	Baxter International, Inc. (Health Care Equipment & Supplies)	1,249,654
2,553	Belden, Inc. (Electronic Equipment, Instruments & Components)	151,214
17,941	Berkshire Hathaway, Inc. Class B* (Diversified Financial Services)	2,560,898
7,475	Blackbaud, Inc. (Software)	457,171
2,876	Booz Allen Hamilton Holding Corp. (IT Services)	79,751
3,156	Brady Corp. Class A (Commercial Services & Supplies)	74,229
1,582	Cabot Corp. (Chemicals)	55,655
4,475	Cantel Medical Corp. (Health Care Equipment & Supplies)	245,588
6,050	Cardtronics, Inc.* (IT Services)	224,273
21,780	Carnival PLC (Hotels, Restaurants & Leisure)	1,207,219
8,340	Catalent, Inc.* (Pharmaceuticals)	284,227
8,745	Cathay General Bancorp (Commercial Banks)	280,802
5,340	Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	362,052
5,390	CEB, Inc. (Professional Services)	412,443
4,575	Cepheid, Inc.* (Biotechnology)	254,324
3,610	Chatham Lodging Trust (Real Estate Investment Trusts)	97,542

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
1,113	Chemed Corp. (Health Care Providers & Services)	$ 165,236
73,683	Cisco Systems, Inc. (Communications Equipment)	2,094,071
5,645	CLARCOR, Inc. (Machinery)	339,660
9,504	Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	30,223
10,270	Cognex Corp. (Electronic Equipment, Instruments & Components)	464,923
42,175	Cognizant Technology Solutions Corp. Class A* (IT Services)	2,661,242
7,780	Cohen & Steers, Inc. (Capital Markets)	240,480
928	Coherent, Inc.* (Electronic Equipment, Instruments & Components)	53,778
7,906	Colgate-Palmolive Co. (Household Products)	537,766
1,427	Colony Capital, Inc. Class A (Real Estate Investment Trusts)	32,421
3,690	Columbia Banking System, Inc. (Commercial Banks)	120,995
2,595	Compass Minerals International, Inc. (Metals & Mining)	207,600
682	Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	6,261
1,613	Convergys Corp. (IT Services)	40,502
1,393	Cubic Corp. (Aerospace & Defense)	61,807
1,147	Curtiss-Wright Corp. (Aerospace & Defense)	77,273
24,343	CVS Health Corp. (Food & Staples Retailing)	2,737,857
13,528	CYS Investments, Inc. (Real Estate Investment Trusts)	104,977
25,320	DENTSPLY International, Inc. (Health Care Equipment & Supplies)	1,440,961
70,280	Discovery Communications, Inc. Class C* (Media)	2,129,484
28,358	Dollar General Corp. (Multiline Retail)	2,279,132
32,269	Dover Corp. (Machinery)	2,067,475
2,842	Drew Industries, Inc. (Auto Components)	166,712
3,305	Dril-Quip, Inc.* (Energy Equipment & Services)	193,045
41,596	eBay, Inc.* (Internet Software & Services)	1,169,680
3,046	EnerSys (Electrical Equipment)	190,223
4,270	EPAM Systems, Inc.* (IT Services)	316,450
15,920	F5 Networks, Inc.* (Communications Equipment)	2,135,509
5,290	FEI Co. (Electronic Equipment, Instruments & Components)	454,781

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
5,928	First American Financial Corp. (Insurance)	$ 240,558
388	First Citizens BancShares, Inc. Class A (Commercial Banks)	99,460
8,440	Flotek Industries, Inc.* (Chemicals)	144,493
13,953	Forum Energy Technologies, Inc.* (Energy Equipment & Services)	213,202
44,624	Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	3,067,900
59,514	Franklin Resources, Inc. (Capital Markets)	2,710,863
1,585	Fresh Del Monte Produce, Inc. (Food Products)	62,639
2,574	FTD Cos, Inc.* (Internet & Catalog Retail)	74,981
2,195	FTI Consulting, Inc.* (Professional Services)	89,819
1,050	G&K Services, Inc. Class A (Commercial Services & Supplies)	68,838
81,240	Gentex Corp. (Auto Components)	1,306,339
13,375	Glacier Bancorp, Inc. (Commercial Banks)	375,837
4,869	Globe Specialty Metals, Inc. (Metals & Mining)	75,177
12,865	Globus Medical, Inc. Class A* (Health Care Equipment & Supplies)	360,992
12,205	Grand Canyon Education, Inc.* (Diversified Consumer Services)	530,063
2,630	Granite Construction, Inc. (Construction & Engineering)	89,473
19,171	Graphic Packaging Holding Co. (Containers & Packaging)	289,482
1,553	Group 1 Automotive, Inc. (Specialty Retail)	150,594
2,915	Hanger, Inc.* (Health Care Providers & Services)	63,081
5,682	Hatteras Financial Corp. (Real Estate Investment Trusts)	92,389
11,290	Healthcare Services Group, Inc. (Commercial Services & Supplies)	394,134
16,475	Heartland Express, Inc. (Road & Rail)	351,412
4,120	HEICO Corp. (Aerospace & Defense)	225,900
1,600	HEICO Corp. Class A (Aerospace & Defense)	72,576
2,512	Heidrick & Struggles International, Inc. (Professional Services)	54,937
11,656	Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	97,561
6,050	Hibbett Sports, Inc.* (Specialty Retail)	275,577
2,767	Hillenbrand, Inc. (Machinery)	78,472
5,210	HMS Holdings Corp.* (Health Care Technology)	60,019

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
5,076	Honeywell International, Inc. (Aerospace & Defense)	$ 533,234
855	Huntington Ingalls Industries, Inc. (Aerospace & Defense)	100,386
5,340	IBERIABANK Corp. (Commercial Banks)	344,697
4,375	ICU Medical, Inc.* (Health Care Equipment & Supplies)	437,150
731	Infinity Property & Casualty Corp. (Insurance)	56,660
3,092	Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	83,453
1,837	Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	117,807
2,545	International Speedway Corp. Class A (Hotels, Restaurants & Leisure)	87,217
2,195	IPC Healthcare, Inc.* (Health Care Providers & Services)	121,713
10,525	KapStone Paper and Packaging Corp. (Paper & Forest Products)	246,285
3,774	KAR Auction Services, Inc. (Commercial Services & Supplies)	146,922
5,321	Kindred Healthcare, Inc. (Health Care Providers & Services)	109,772
3,016	Knoll, Inc. (Commercial Services & Supplies)	72,987
1,962	Korn/Ferry International (Professional Services)	65,688
557	Landstar System, Inc. (Road & Rail)	40,121
1,271	LifePoint Health, Inc.* (Health Care Providers & Services)	105,315
3,965	Lithia Motors, Inc. Class A (Specialty Retail)	474,571
3,416	Live Nation Entertainment, Inc.* (Media)	89,568
4,830	LogMeIn, Inc.* (Internet Software & Services)	355,391
1,647	LSB Industries, Inc.* (Chemicals)	60,791
10,048	Maiden Holdings Ltd. (Insurance)	166,194
6,305	MarketAxess Holdings, Inc. (Diversified Financial Services)	616,629
21,189	MasterCard, Inc. Class A (IT Services)	2,063,809
12,965	Matador Resources Co.* (Oil, Gas & Consumable Fuels)	285,619
682	Matthews International Corp. Class A (Commercial Services & Supplies)	36,726
2,620	Mattress Firm Holding Corp.* (Specialty Retail)	162,047
2,021	MAXIMUS, Inc. (IT Services)	137,852
5,645	Medidata Solutions, Inc.* (Health Care Technology)	303,701

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
17,809	MFA Financial, Inc. (Real Estate Investment Trusts)	$ 134,102
104,351	Microsoft Corp. (Software)	4,873,192
6,715	Mobile Mini, Inc. (Commercial Services & Supplies)	249,328
2,770	Monro Muffler Brake, Inc. (Specialty Retail)	175,202
44,490	Motorola Solutions, Inc. (Communications Equipment)	2,676,518
4,482	MRC Global, Inc.* (Trading Companies & Distributors)	57,594
23,564	MSC Industrial Direct Co., Inc. Class A (Trading Companies & Distributors)	1,679,171
1,173	Mueller Industries, Inc. (Machinery)	37,970
4,475	National Health Investors, Inc. (Real Estate Investment Trusts)	291,994
63,314	National Oilwell Varco, Inc. (Energy Equipment & Services)	2,667,419
4,916	Nationstar Mortgage Holdings, Inc.* (Thrifts & Mortgage Finance)	91,192
7,888	Navigant Consulting, Inc.* (Professional Services)	123,999
1,337	Nelnet, Inc. Class A (Consumer Finance)	52,664
1,893	NETGEAR, Inc.* (Communications Equipment)	63,397
58,054	Nielsen NV (Professional Services)	2,813,297
7,575	NorthWestern Corp. (Multi-Utilities)	407,838
1,714	Nu Skin Enterprises, Inc. Class A (Personal Products)	67,960
203,924	Oracle Corp. (Software)	8,144,725
3,113	Owens & Minor, Inc. (Health Care Providers & Services)	109,453
4,015	Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	336,979
1,402	PAREXEL International Corp.* (Life Sciences Tools & Services)	96,682
42,042	Parker Hannifin Corp. (Machinery)	4,740,235
5,987	Parsley Energy, Inc. Class A* (Oil, Gas & Consumable Fuels)	86,572
41,596	PayPal Holdings, Inc.* (IT Services)	1,609,765
8,745	Pebblebrook Hotel Trust (Real Estate Investment Trusts)	355,921
6,380	PHH Corp.* (Diversified Financial Services)	159,245
10,730	Pier 1 Imports, Inc. (Specialty Retail)	126,721
2,067	PNM Resources, Inc. (Electric Utilities)	54,527
5,950	Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	230,622

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
5,950	PRA Group, Inc.* (Consumer Finance)	$ 378,122
12,510	Primoris Services Corp. (Construction & Engineering)	227,056
6,050	ProAssurance Corp. (Insurance)	292,154
4,170	Proto Labs, Inc.* (Machinery)	314,293
1,347	QTS Realty Trust, Inc. Class A (Real Estate Investment Trusts)	55,901
32,374	QUALCOMM, Inc. (Communications Equipment)	2,084,562
4,212	Radian Group, Inc. (Thrifts & Mortgage Finance)	77,754
4,325	RBC Bearings, Inc.* (Machinery)	293,019
5,565	RCS Capital Corp. Class A (Capital Markets)	32,444
3,050	Rent-A-Center, Inc. (Specialty Retail)	81,709
7,575	Rofin-Sinar Technologies, Inc.* (Electronic Equipment, Instruments & Components)	188,920
6,483	RPX Corp.* (Professional Services)	100,357
608	Safety Insurance Group, Inc. (Insurance)	35,258
39,101	Sally Beauty Holdings, Inc.* (Specialty Retail)	1,164,819
24,451	Schlumberger Ltd. (Energy Equipment & Services)	2,025,032
2,195	Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	87,141
8,900	SciQuest, Inc.* (Internet Software & Services)	105,821
11,975	Scripps Networks Interactive, Inc. Class A (Media)	749,395
612	SeaSpine Holdings Corp.* (Health Care Equipment & Supplies)	9,596
5,708	Select Medical Holdings Corp. (Health Care Providers & Services)	82,366
582	Sensient Technologies Corp. (Chemicals)	39,803
6,660	Silgan Holdings, Inc. (Containers & Packaging)	356,110
2,632	Silver Bay Realty Trust Corp. (Real Estate Investment Trusts)	42,665
684	Skechers U.S.A., Inc. Class A* (Textiles, Apparel & Luxury Goods)	102,908
4,525	Solera Holdings, Inc. (Software)	165,570
13,580	STAG Industrial, Inc. (Real Estate Investment Trusts)	266,711
885	StanCorp Financial Group, Inc. (Insurance)	100,908
1,833	Starz Class A* (Media)	74,145
31,318	State Street Corp. (Capital Markets)	2,397,706
973	Steven Madden Ltd.* (Textiles, Apparel & Luxury Goods)	40,555

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
7,580	Stifel Financial Corp.* (Capital Markets)	$ 416,521
4,509	Stock Building Supply Holdings, Inc.* (Trading Companies & Distributors)	87,384
5,320	Sykes Enterprises, Inc.* (IT Services)	129,702
5,909	Symetra Financial Corp. (Insurance)	147,961
3,493	SYNNEX Corp. (Electronic Equipment, Instruments & Components)	264,176
22,208	T. Rowe Price Group, Inc. (Capital Markets)	1,712,903
5,201	Take-Two Interactive Software, Inc.* (Software)	164,248
3,660	Team Health Holdings, Inc.* (Health Care Providers & Services)	246,721
3,926	TeleTech Holdings, Inc. (IT Services)	106,512
2,187	Tempur Sealy International, Inc.* (Household Durables)	165,228
3,517	Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	67,737
5,121	Terex Corp. (Machinery)	113,481
3,215	Tetra Tech, Inc. (Commercial Services & Supplies)	85,648
6,000	Texas Capital Bancshares, Inc.* (Commercial Banks)	353,640
13,225	Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	520,933
37,672	The Bank of New York Mellon Corp. (Capital Markets)	1,634,965
14,581	The Boeing Co. (Aerospace & Defense)	2,102,143
1,890	The Brink’s Co. (Commercial Services & Supplies)	59,025
6,636	The Finish Line, Inc. Class A (Specialty Retail)	182,424
1,711	The Hanover Insurance Group, Inc. (Insurance)	138,334
3,469	The Men’s Wearhouse, Inc. (Specialty Retail)	206,475
27,586	The NASDAQ OMX Group, Inc. (Diversified Financial Services)	1,407,714
525	The Navigators Group, Inc.* (Insurance)	41,045
1,121	The Priceline Group, Inc.* (Internet & Catalog Retail)	1,394,042
8,595	The Ryland Group, Inc. (Household Durables)	390,815
5,240	The Toro Co. (Machinery)	358,049
6,650	The Walt Disney Co. (Media)	798,000
2,970	Thor Industries, Inc. (Automobiles)	165,964
5,977	Time Warner, Inc. (Media)	526,215
14,085	Tumi Holdings, Inc.* (Textiles, Apparel & Luxury Goods)	271,136
4,170	Tupperware Brands Corp. (Household Durables)	243,820

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
2,610	Tutor Perini Corp.* (Construction & Engineering)	$ 54,627
16,282	Two Harbors Investment Corp. (Real Estate Investment Trusts)	166,402
3,880	Tyler Technologies, Inc.* (Software)	541,415
1,801	Universal Corp. (Tobacco)	102,747
4,220	Universal Forest Products, Inc. (Building Products)	267,970
4,575	US Ecology, Inc. (Commercial Services & Supplies)	209,947
44,680	Verizon Communications, Inc. (Diversified Telecommunication Services)	2,090,577
27,561	Visa, Inc. Class A (IT Services)	2,076,446
5,791	Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	138,694
4,761	Washington Federal, Inc. (Thrifts & Mortgage Finance)	110,836
2,795	WD-40 Co. (Household Products)	250,516
4,325	Webster Financial Corp. (Commercial Banks)	167,204
2,161	WESCO International, Inc.* (Trading Companies & Distributors)	132,599
8,645	West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	517,576
2,944	Western Refining, Inc. (Oil, Gas & Consumable Fuels)	130,007
6,995	World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	284,347
8,745	Wright Medical Group, Inc.* (Health Care Equipment & Supplies)	225,971

		136,655,805

TOTAL COMMON STOCKS		$328,939,632

Shares	Rate	Value
Preferred Stocks – 0.5%
Brazil – 0.0%
Banco ABC Brasil SA (Commercial Banks)
13,400	0.000%	$ 40,467

Germany – 0.5%
Volkswagen AG (Automobiles)
8,884	0.000%	1,781,891

TOTAL PREFERRED STOCKS		$ 1,822,358

Shares	Description	Value
Exchange Traded Funds – 11.1%
United States – 11.1%
635,412	iShares MSCI EAFE Small-Cap ETF	$ 32,698,302
56,632	iShares MSCI Taiwan ETF	833,057
276,942	Vanguard MSCI Emerging Markets ETF	10,612,417

TOTAL EXCHANGE TRADED FUNDS		$ 44,143,776

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 4.1%
Joint Repurchase Agreement Account II
$16,300,000	0.151%	08/03/15	$ 16,300,000

TOTAL INVESTMENTS – 98.4%			$391,205,766

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%			6,290,406

NET ASSETS – 100.0%			$397,496,172

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 869,266, which represents approximately 4.8% of net assets as of July 31, 2015.

(b)	Joint repurchase agreement was entered into on July 31, 2015. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
ADR	— American Depositary Receipt
ETF	— Exchange Traded Fund
GDR	— Global Depository Receipt
LLC	— Limited Liability Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2015, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Bank of America Securities LLC	USD/AUD	09/16/15	$3,595,714	$124,483
	USD/CHF	09/16/15	4,764,595	108,873
	USD/DKK	09/16/15	946,482	13,591
	USD/EUR	09/16/15	8,213,226	122,217
	USD/GBP	09/16/15	7,118,348	44,374
	USD/ILS	09/16/15	400,857	1,551
	USD/JPY	09/16/15	10,748,782	82,217
	USD/NOK	09/16/15	403,182	10,968
	USD/NZD	09/16/15	124,601	3,385
	USD/SEK	09/16/15	1,619,050	50,074
	USD/SGD	09/16/15	769,142	11,008
Commonwealth Bank of Australia	USD/AUD	09/16/15	1,677,179	83,309
	USD/CHF	09/16/15	2,435,922	85,255
	USD/DKK	09/16/15	469,727	7,454
	USD/EUR	09/16/15	15,735,561	220,935
	USD/GBP	09/16/15	5,831,664	39,223
	USD/ILS	09/16/15	184,818	3
	USD/NOK	09/16/15	206,228	7,666
	USD/NZD	09/16/15	60,437	1,301
	USD/SEK	09/16/15	845,988	33,959
	USD/SGD	09/16/15	386,816	7,295
State Street Bank and Trust	HKD/USD	08/05/15	74,210	3
	USD/JPY	08/03/15	26,125	32

TOTAL				$1,059,176

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Bank of America Securities LLC	USD/HKD	09/16/15	$4,698,747	$(966)
Commonwealth Bank of Australia	USD/GBP	09/16/15	3,615,000	(3,069)
	USD/HKD	09/16/15	3,138,156	(319)
	USD/JPY	09/16/15	8,258,007	(25,388)
State Street Bank and Trust	AUD/USD	08/06/15	218,811	(1,432)
	BRL/USD	08/05/15	268,481	(811)
	CHF/USD	08/05/15	202,968	(641)
	DKK/USD	08/05/15	48,954	(174)
	EUR/USD	08/05/15	2,752,300	(9,359)
	GBP/USD	08/05/15	1,680,752	(3,828)
	HKD/USD	08/05/15	1,940,063	(44)
	JPY/USD	08/05/15	1,749,496	(2,838)
	MXN/USD	08/05/15	527,006	(578)
	NOK/USD	08/05/15	24,788	(130)
	NZD/USD	08/05/15	59,233	(80)
	SEK/USD	08/05/15	76,972	(351)
	TRY/USD	08/05/15	126,827	(589)
	ZAR/USD	08/07/15	233,040	(880)

TOTAL				$(51,477)

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At July 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$395,290,540

Gross unrealized gain	6,715,889
Gross unrealized loss	(10,800,663)

Net unrealized security loss	$(4,084,774)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Organization — The Goldman Sachs Multi-Manager Global Equity Fund commenced operations on June 30, 2015.

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or it is believed by the investment adviser to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Exchange-traded derivatives, including futures contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss.

A forward foreign currency contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between the Fund and select counterparties. An MRA contains provisions for, among other things, initiation income payments, events of defaults and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that the Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Fund maintains pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Fund is not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of July 31, 2015:

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$1,678,643	$—
Asia	18,933,237	43,288,077	—
Australia and Oceania	—	2,934,167	—
Europe	26,405,834	83,632,206	—
North America	150,591,317	1,207,219	—
South America	2,050,823	40,467	—
Exchange Traded Funds	44,143,776	—	—
Short-term Investments	—	16,300,000	—
Total	$242,124,987	$149,080,779	$—

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$1,059,176	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(51,477)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At July 31, 2015, the Fund had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of August 3, 2015, as follows:

Principal Amount	Maturity Value	Collateral Allocation Value
$16,300,000	$16,300,205	$16,626,000

REPURCHASE AGREEMENTS — At July 31, 2015, the Principal Amount of the Fund’s interest in the Joint Repurchase Agreement Account II was as follows:

Counterparty	Interest Rate	Principal Amounts
BNP Paribas Securities Co.	0.150%	$9,367,816
Citigroup Global Markets, Inc	0.160	1,170,977
Merrill Lynch & Co., Inc.	0.150	5,761,207
TOTAL		$16,300,000

At July 31, 2015, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	3.500% to 5.000%	02/01/30 to 07/01/45
Federal National Mortgage Association	2.500 to 6.000	08/01/23 to 08/01/45
Government National Mortgage Association	3.500 to 7.500	07/15/27 to 06/15/45
U.S. Treasury Bonds	5.250 to 6.375	08/15/27 to 11/15/28

The Fund’s risks include, but are not limited to, the following:

Foreign Custody Risk — The Fund may hold foreign securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), the Fund will directly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Multi-Manager Approach Risk — The Fund’s performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Fund’s multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Fund’s performance depending on the performance of those investments and the overall market environment. The Fund’s Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Fund. Because the Fund’s Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Fund, the Fund may be subject to greater counterparty risk than if it were managed directly by the Investment Adviser.

Portfolio Concentration Risk — As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so concentrated.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust II

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date September 29, 2015

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh, Principal Financial Officer

Date September 29, 2015

*	Print the name and title of each signing officer under his or her signature.